Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and cash equivalents
6.
Cash and cash equivalents

	December 31, 2023	December 31, 2024
	NT$000	NT$000
Cash on hand and petty cash	450	450
Checking accounts and demand deposits	1,434,939	1,194,923
Time deposits	10,918,646	14,023,666
	12,354,035	15,219,039

a)
The Group transacts with a variety of financial institutions all with high credit quality to disperse credit risk, so it expects that the probability of counterparty default is remote.
b)
No cash and cash equivalents of the Group were pledged to others.